W. John McGuire
+1.202.373.6799
wjmcguire@morganlewis.com

VIA EDGAR

October 4, 2016

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
 Attention: File Room

Re:	Cambria ETF Trust (File Nos. 333- )
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, Cambria ETF Trust (the “Trust”), we are filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of the Dhandho Junoon ETF, a separate series of the Elevation ETF Trust, with and into the Dhandho Junoon ETF, a separate series of the Trust.

Pursuant to Rule 488 under the Securities Act of 1933, as amended, it is proposed that this filing will become effective on November 3, 2016.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Very truly yours,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001